Financial instruments and risk management - Interest rate risk management (Details) - Interest rate risk R$ in Thousands	9 Months Ended
Sep. 30, 2026 BRL (R$)
Probable (base value) | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 2,829,959
Probable (base value) | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,489,681
Probable (base value) | Marketable securities | IPCA
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,344,419
Probable (base value) | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,182,406
Probable (base value) | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	34,960
Probable (base value) | Loans and financing | IPCA
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,926,206
Probable (base value) | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	22,631,659
Probable (base value) | Loans and financing | EURIBOR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,831,051
Probable (base value) | Derivative financial instruments | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities
Probable (base value) | Derivative options | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	3,013,886
Probable (base value) | Derivative swaps | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	1,855,585
Probable (base value) | Derivative swaps | SOFR
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ 1,812,582
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Market interest rate exposure, percentage of increase (decrease)	25.00%
Possible 25% | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (96,572)
Possible 25% | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	(187,335)
Possible 25% | Marketable securities | IPCA
Disclosure of detailed information about financial instruments [line items]
Financial assets	(15,394)
Possible 25% | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(279,225)
Possible 25% | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(799)
Possible 25% | Loans and financing | IPCA
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(170,905)
Possible 25% | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(220,659)
Possible 25% | Loans and financing | EURIBOR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(44,692)
Possible 25% | Derivative financial instruments | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities
Possible 25% | Derivative options | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(495,011)
Possible 25% | Derivative swaps | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(512,489)
Possible 25% | Derivative swaps | SOFR
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (154,070)
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Market interest rate exposure, percentage of increase (decrease)	50.00%
Remote 50% | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (193,145)
Remote 50% | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	(374,671)
Remote 50% | Marketable securities | IPCA
Disclosure of detailed information about financial instruments [line items]
Financial assets	(30,787)
Remote 50% | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(558,449)
Remote 50% | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,598)
Remote 50% | Loans and financing | IPCA
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(341,810)
Remote 50% | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(441,317)
Remote 50% | Loans and financing | EURIBOR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(89,384)
Remote 50% | Derivative financial instruments | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities
Remote 50% | Derivative options | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(949,434)
Remote 50% | Derivative swaps | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(924,836)
Remote 50% | Derivative swaps | SOFR
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (301,271)